Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Schedule of Revenuesby Products and Services

For the years ended December 31, 2012 and 2011, the Company's net revenues from external customers for products and services are as follows:

Years Ended December 31,	2012	2011

Sale of general merchandise	$359,625,745	$365,230,321
Department store income	4,832,718	4,060,540
Other income	1,166,318	1,209,559

Total	$365,624,781	$370,500,420

Schedule Of Entity Wide Information Revenue From External Customers By Categories Of Product [Table Text Block]

For the years ended December 31, 2012 and 2011, the Company's net revenues from external customers for sale of general merchandise by categories of product are as follows:

Years Ended December 31,	2012	2011

Grocery	$134,599,622	$125,176,060
Fresh food	172,059,718	172,554,315
Non-food	52,966,405	67,499,946

Total	$359,625,745	$365,230,321